Financial and capital management - Maturity Analysis for Recognized Financial Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Duration of maturity of financial liabilities	5 years
Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 1,588	$ 1,173	$ 900
Trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	29,598		28,160
Trade receivables | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	869		735
Trade receivables | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	4,402		4,309
Trade receivables | Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,588		$ 900
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	14,353
Net payments (receipts) on cross currency interest rate swaps	(137)
MLSE financial liability(2)	149
Total	47,380
Liquidity risk | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,100
Net payments (receipts) on cross currency interest rate swaps	36
MLSE financial liability(2)	149
Total	5,603
Liquidity risk | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	931
Net payments (receipts) on cross currency interest rate swaps	(45)
MLSE financial liability(2)	0
Total	3,912
Liquidity risk | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	877
Net payments (receipts) on cross currency interest rate swaps	5
MLSE financial liability(2)	0
Total	3,617
Liquidity risk | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	825
Net payments (receipts) on cross currency interest rate swaps	4
MLSE financial liability(2)	0
Total	2,926
Liquidity risk | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	787
Net payments (receipts) on cross currency interest rate swaps	4
MLSE financial liability(2)	0
Total	2,835
Liquidity risk | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	9,833
Net payments (receipts) on cross currency interest rate swaps	(141)
MLSE financial liability(2)	0
Total	28,487
Liquidity risk | Trade receivables | Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	25,196
Liquidity risk | Trade receivables | Long-term debt | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	750
Liquidity risk | Trade receivables | Long-term debt | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,103
Liquidity risk | Trade receivables | Long-term debt | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,174
Liquidity risk | Trade receivables | Long-term debt | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,582
Liquidity risk | Trade receivables | Long-term debt | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,724
Liquidity risk | Trade receivables | Long-term debt | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,863
Liquidity risk | Trade receivables | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	869
Liquidity risk | Trade receivables | Notes payable | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	869
Liquidity risk | Trade receivables | Notes payable | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	5,362
Interest expense on debt instruments issued	960
Liquidity risk | Trade receivables | Lease liabilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,111
Liquidity risk | Trade receivables | Lease liabilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	923
Liquidity risk | Trade receivables | Lease liabilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	561
Liquidity risk | Trade receivables | Lease liabilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	515
Liquidity risk | Trade receivables | Lease liabilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	320
Liquidity risk | Trade receivables | Lease liabilities | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,932
Liquidity risk | Trade receivables | Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,588
Liquidity risk | Trade receivables | Loans | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,588
Liquidity risk | Trade receivables | Loans | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0